Share capital and Contributed Surplus - Disclosure of share-based compensation expense by function (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Share capital and Contributed Surplus
Shared-based compensation expense	$ 113,692	$ 291,761	$ 373,554